EQUITY METHOD INVESTMENTS - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended		1 Months Ended	9 Months Ended	12 Months Ended	1 Months Ended	8 Months Ended	12 Months Ended	1 Months Ended	6 Months Ended	12 Months Ended	1 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Apr. 30, 2011 Chongqing Changhui Culture Co., Ltd.	Dec. 31, 2011 Chongqing Changhui Culture Co., Ltd.	Dec. 31, 2012 Chongqing Changhui Culture Co., Ltd. Seat	May 31, 2011 Wasu Digital Co., Ltd.	Dec. 31, 2011 Wasu Digital Co., Ltd.	Dec. 31, 2012 Wasu Digital Co., Ltd. Seat	Jul. 31, 2011 Chunqiu Charm Culture Co., Ltd.	Dec. 31, 2011 Chunqiu Charm Culture Co., Ltd.	Dec. 31, 2012 Chunqiu Charm Culture Co., Ltd. Seat	Dec. 25, 2012 Nangfang Media New Broadcast Co., Ltd. Seat
Schedule of Equity Method Investments [Line Items]
Equity interest percentage			45.00%			65.00%			51.00%			40.00%
Equity interest cash contributions	$ 1,124	$ 1,210	$ 697			$ 434			$ 79			$ 321
Number of Board seats					5			5			7	5
Number of seats the Group takes					2			3			3	2
Operating profit (loss) from equity method investment				207	507		183	(98)		(22)	(59)
Cash contributions to be paid in 2013								$ 206